Investments (Reconciliation Of Available-For-Sale Securities From Cost Basis To Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	$ 111,707	$ 105,142
Allowance for Credit Losses	22	19
Fair Value	99,736	118,711
Fixed maturity securities [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	111,707	105,142
Gross unrealized gains	1,069	14,039
Gross unrealized losses	13,018	451
Allowance for Credit Losses	22	19	$ 13
Fair Value	99,736	118,711
Fixed maturity securities [Member] | Corporate bonds
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	89,249	86,373
Gross unrealized gains	787	12,113
Gross unrealized losses	11,004	349
Allowance for Credit Losses	9	17	12
Fair Value	79,023	98,120
Fixed maturity securities [Member] | U.S. government bonds
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	405	375
Gross unrealized gains	5	60
Gross unrealized losses	31	2
Fair Value	379	433
Fixed maturity securities [Member] | State and municipal bonds
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	5,410	5,322
Gross unrealized gains	172	1,311
Gross unrealized losses	512	12
Fair Value	5,070	6,621
Fixed maturity securities [Member] | Foreign government bonds
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	348	373
Gross unrealized gains	17	64
Gross unrealized losses	47	5
Fair Value	318	432
Fixed maturity securities [Member] | RMBS
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	2,216	2,334
Gross unrealized gains	22	196
Gross unrealized losses	222	4
Allowance for Credit Losses	7	1	$ 1
Fair Value	2,009	2,525
Fixed maturity securities [Member] | CMBS
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	1,917	1,552
Gross unrealized gains	3	61
Gross unrealized losses	246	14
Fair Value	1,674	1,599
Fixed maturity securities [Member] | ABS [Member]
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	11,797	8,439
Gross unrealized gains	38	127
Gross unrealized losses	926	54
Allowance for Credit Losses	5
Fair Value	10,904	8,512
Fixed maturity securities [Member] | Hybrid and redeemable preferred securities
Amortized cost, gross unrealized gains, losses, OTTI and fair value of AFS securities
Amortized Cost	365	374
Gross unrealized gains	25	107
Gross unrealized losses	30	11
Allowance for Credit Losses	1	1
Fair Value	$ 359	$ 469